Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 9,326.3		₨ 2,365.6
Sale of investments from others	3,374.1		4,117.4
Investments of others	104,257.6	$ 1,673.2	146,341.9	₨ 162,705.7
Dividend paid to HDFC Limited	19,300.5	$ 309.7	15,372.6	₨ 11,787.0
Foreign exchange and derivative contracts, notional principal amount	9,174,300.6		6,763,481.6		$ 147,236.5
Bank guarantees	555,586.6		441,559.3		$ 8,916.5
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	900.0		900.0
Principal Owner
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Bank guarantees	1.1		1.1
Others
Related Party Transaction [Line Items]
Bank guarantees	13.4		0.4
Housing Development Finance Corporation Limited
Related Party Transaction [Line Items]
Dividend paid to HDFC Limited	2,693.5		2,162.7
Foreign exchange and derivative contracts, notional principal amount	2,500.0		1,000.0
Foreign exchange and derivative contracts, mark to market gains	70.8		18.0
''AAA'' rated home loans | Housing Development Finance Corporation Limited
Related Party Transaction [Line Items]
"AAA" rated home loans purchased	₨ 82,492.1		₨ 55,560.7